Income Tax (Details) $ in Millions	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)
Income Tax [Line Items]
Net operating losses	¥ 37,870,435		¥ 40,527,246
Reversed valuation allowance	(1,846,962)
Deferred tax assets valuation allowance	9,310,357		10,366,052	7,046,758
Unrecognized tax benefits	1,026,964		1,026,964	¥ 1,026,964	¥ 1,026,964
Liability for accrued interest
Underpayment of tax liability	¥ 100,000
Foreign Tax Jurisdiction [Member]
Income Tax [Line Items]
Applicable tax rate (in Dollars) | $		$ 2
Continue rate	8.25%	8.25%
PRC Subsidiaries [Member]
Income Tax [Line Items]
Deferred tax assets valuation allowance	¥ 9,310,357		¥ 10,366,052
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate	16.50%	16.50%
Hong Kong [Member] | Foreign Tax Jurisdiction [Member]
Income Tax [Line Items]
Continue rate	16.50%	16.50%
Assessable profits (in Dollars) | $		$ 2
PRC [Member]
Income Tax [Line Items]
Income tax rate	25.00%	25.00%